Sep-19-03 03:44pm From- T-031 P.002/002 F-291

Manager
Securities Operations

New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

Certmys

NYSE

1-13971

03027989

SEP 19 2003

September 19, 2003

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
SEP 23 2003
THOMSON FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, MERRILL LYNCH DEPOSITOR, INC., PPLUS Class A 6.25% Trust Certificates Series CSF-1 (the "Certificates") and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on September 19, 2003. Tentative listing date – September 23, 2003.

Sincerely,